SELLING EXPENSES	12 Months Ended
Dec. 31, 2025
SELLING EXPENSES
SELLING EXPENSES

8.SELLING EXPENSES

Selling expenses consist of the following:

in € thousand	2025	2024	2023
Personnel expenses	(8,938)	(8,720)	(8,295)
Legal and consulting fees	(449)	(528)	(834)
Sales Commission	(462)	(1,309)	(241)
Distribution related external administration	(741)	(747)	(1,537)
Advertisement	(595)	(678)	(649)
Other expenses	(813)	(913)	(1,021)
Total selling expenses	(11,999)	(12,895)	(12,577)

Distribution-related external administration comprises costs including utilities, insurance, travel expenses or expenses for short-term leases. Other expenses include mainly depreciation.

Sales Commission expenses in 2024 include €900 thousand compensation from a settlement agreement with a former sales agent.